TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 1,916,100	R$ 511,547
2024
Estimates of realization of non-current tax credits
Tax credits - non-current		327,873
2025
Estimates of realization of non-current tax credits
Tax credits - non-current	530,605	164,897
2026
Estimates of realization of non-current tax credits
Tax credits - non-current	502,110	16,551
2027
Estimates of realization of non-current tax credits
Tax credits - non-current	299,152	R$ 2,226
2028 on
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 584,233